Summary of Classes of Share Capital - Treasury Shares (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 111,383
Balance at end of period	$ 116,114		$ 116,114
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1.1	2.3	1.0	1.9
Purchase of shares, Number of shares	26.5	30.7	46.9	61.2
Sale of shares, Number of shares	(26.5)	(30.2)	(46.8)	(60.3)
Ending balance, Number of shares	1.1	2.8	1.1	2.8
Balance at beginning of period	$ (103)	$ (188)	$ (91)	$ (152)
Purchase of shares, Amount	(2,235)	(3,088)	(4,051)	(6,024)
Sale of shares, Amount	2,239	3,033	4,043	5,933
Balance at end of period	$ (99)	$ (243)	$ (99)	$ (243)
Treasury shares [member] | Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.1	0.2	0.1	0.1
Purchase of shares, Number of shares	1.0	0.9	2.0	1.7
Sale of shares, Number of shares	(1.0)	(0.9)	(2.0)	(1.6)
Ending balance, Number of shares	0.1	0.2	0.1	0.2
Balance at beginning of period	$ (9)	$ (6)	$ (7)	$ (10)
Purchase of shares and other equity instruments	(185)	(61)	(326)	(90)
Sale of shares and other equity instruments	184	54	323	87
Balance at end of period	$ (10)	$ (13)	$ (10)	$ (13)